Contributed Equity	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Contributed equity
C.3	Contributed equity
Recognition and measurement
Issued capital
Ordinary shares are classified as equity and recorded at the value of consideration received. The cost of issuing shares is shown in share capital as a deduction, net of tax, from the proceeds.
Reserved shares
Reserved shares are the Group’s own equity instruments, which are reacquired for later use in employee share-based payment arrangements or the Dividend Reinvestment Plan (DRP). These shares are deducted from equity. No gain or loss is recognised in the income statement on the purchase, sale, issue or cancellation of the Group’s own equity instruments.
(a) Issued and fully paid shares

	Number of shares	US$m

Year ended 31 December 2022

Opening balance	969,631,826	9,409

DRP – ordinary shares issued at US$23.14 (2021 final dividend) 1	14,348,997	332

Ordinary shares issued at US$21.06 for the acquisition of BHPP 2	914,768,948	19,265

Transaction costs associated to the issue of shares	-	(5)

Amounts as at 31 December 2022	1,898,749,771	29,001

Year ended 31 December 2021

Opening balance	962,225,814	9,297

DRP – ordinary shares issued at US$19.03 (2020 final dividend)	1,354,072	26

DRP – ordinary shares issued at US$14.21 (2021 interim dividend)	6,051,940	86

Amounts as at 31 December 2021	969,631,826	9,409

Year ended 31 December 2020

Opening balance	942,286,900	9,010

DRP - ordinary shares issued at A$25.61 (2019 final dividend)	12,072,034	181

DRP - ordinary shares issued at A$18.79 (2020 interim dividend)	6,091,035	83

Employee share plan - ordinary shares issued at A$18.27 (2017 Woodside equity plan)	1,775,845	23

Amounts as at 31 December 2020	962,225,814	9,297

1.
Relates to ordinary shares issued for the DRP as part of the 2021 final dividend. The Group purchased on-market shares for the issuance of DRP as part of the 2022 interim dividend. Refer to Note C.3(b) for details of the on-market purchases and allocation.

2.	914,768,948 new Woodside shares were issued as consideration for the BHPP merger. Refer to Note B.5 for details.
All shares are a single class with equal rights to dividends, capital, distributions and voting. The Company does not have authorised capital nor par value in relation to its issued shares.

(b) Reserved shares

	Employee share plans		Dividend reinvestment plan
	Number of shares	US$m	Number of shares	US$m

Year ended 31 December 2022

Opening balance	1,819,744	(30)	-	-

Purchases during the year	2,232,589	(45)	6,823,092	(144)

Vested/allocated during the year	(2,178,556)	37	(6,823,092)	144

Amounts at 31 December 2022	1,873,777	(38)	-	-

Year ended 31 December 2021

Opening balance	1,766,099	(23)	-	-

Purchases during the year	2,683,469	(47)	-	-

Vested during the year	(2,629,824)	40	-	-

Amounts at 31 December 2021	1,819,744	(30)	-	-

Year ended 31 December 2020

Opening balance	1,985,306	(39)	-	-

Purchases during the year	2,242,345	(32)	-	-

Vested during the year	(2,461,552)	48	-	-

Amounts at 31 December 2020	1,766,099	(23)	-	-